FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss
These assets are comprised as follows:

	2022			2021
	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Total £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Total £m
Loans and advances to banks	16	3,329	3,345	486	3,684	4,170
Loans and advances to customers	11,766	9,761	21,527	14,435	10,933	25,368
Debt securities:
Government securities	2,185	7,872	10,057	6,579	11,101	17,680
Other public sector securities	–	2,516	2,516	–	2,731	2,731
Bank and building society certificates of deposit	–	7,133	7,133	–	6,297	6,297
Asset-backed securities:
Mortgage-backed securities	7	228	235	12	421	433
Other asset-backed securities	14	171	185	3	272	275
Corporate and other debt securities	228	17,693	17,921	245	19,557	19,802
	2,434	35,613	38,047	6,839	40,379	47,218
Treasury and other bills	–	62	62	–	19	19
Contracts held with reinsurers	–	10,906	10,906	–	12,371	12,371
Equity shares	–	106,722	106,722	–	117,625	117,625
Total	14,216	166,393	180,609	21,760	185,011	206,771